Stock-Based Compensation Stock Options and SARs (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] years	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Successor [Member] Price Range One [Member] years	Dec. 31, 2011 Successor [Member] Price Range Two [Member] years	Dec. 31, 2011 Successor [Member] Price Range Three [Member] years	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Stock Appreciation Rights (SARs) [Member]	Oct. 01, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2009 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2008 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Employee benefits [Member] Successor [Member] Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining vesting period									1.80	1.45
SARs recorded liability																		$ 1
Expected Term	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	0.00%	0.00%
Options granted								482,000
Option expiration date									10	10
Option expiration date	10 years
Awards granted weighted average grant date fair value										$ 17.58
Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 34.45
Weighted average grant date fair value													$ 3.80	$ 4.60		$ 5.60	$ 6.07
Stock Options and SARs outstanding by exercise price range			474,000		15,000	24,000	435,000
Weighted average remaining life by exercise price range					9.81	9.45	9.25
Weighted average exercise price by exercise price range					$ 48.85	$ 60.97	$ 74.08
Outstanding SARs Weighted Average Exercise Price				$ 74.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Options Beginning Period												10,506,000	11,999,000
Granted Options			482,000
Forfeited or expired Options			(92,000)									(10,506,000)	(1,493,000)
Outstanding Options Ending Period			390,000										10,506,000
Outstanding Options Weighted Average Exercise Price			$ 72.26										$ 10.70	$ 10.70
Granted Options Weighted Average Exercise Price			$ 72.60
Forfeited or expired Options Weighted Average Exercise Price			$ 74.08									$ 10.70	$ 10.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested at beginning of period															10,542,000	12,897,000
Granted										94,000
Forfeited or expired SARS				(10,000)											(10,542,000)	(2,355,000)
Non-vested at end of period				84,000												10,542,000
Vesting period	3 years								3	3
Granted SARS Weighted Average Exercise Price				$ 74.08
Forfeited or expired SARs Weighted Average Exercise Price				$ 74.08											$ 5.60	$ 8.27
Share-based compensation expense									8	1	1
Unrecognized compensation expense									$ 9	$ 1